Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Sadot Group Inc.
Entity Central Index Key	0001701756
Entity Tax Identification Number	47-2555533
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1751 River Run
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	516
Local Phone Number	274.8700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1751 River Run
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	516
Local Phone Number	274.8700
Contact Personnel Name	Michael J. Roper